UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HLM MANAGEMENT CO., INC.
Address: 222 Berkeley Street
         Boston, MA  02116



13F File Number : 028-04776


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    A. R. Haberkorn
Title:   Clerk
Phone:   617-266-0030

Signature, Place and Date of Signing:

/s/ A. R. Haberkorn Boston, MA  05/15/2001
    --------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       47

Form 13F Information Table Value Total:   536689

List of Other Included Managers:

No.  13F File Number     Name





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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800 Contacts, Inc.           COMMON           681977104    12673   554000 SH       SOLE                   554000        0        0
Accredo Health, Inc.           COMMON           00437V104    26791   819600 SH       SOLE                   819600        0        0
Actrade Financial Technologies COMMON           00507P102    10895   475000 SH       SOLE                   475000        0        0
Advance PCS                    COMMON           00790K109    25510   470100 SH       SOLE                   470100        0        0
Advantage Learning - Former Na COMMON           00757K100    20934   725000 SH       SOLE                   725000        0        0
AmeriPath, Inc.                COMMON           03071D109    10520   511600 SH       SOLE                   511600        0        0
Amsurg Class A                 COMMON           03232p108    16011   839900 SH       SOLE                   839900        0        0
Amsurg Class B                 COMMON           03232p207     3984   206300 SH       SOLE                   206300        0        0
Avocent Corporation            COMMON           053893103     4666   213900 SH       SOLE                   213900        0        0
Boston Private Financial Holdi COMMON           101119105     8318   468600 SH       SOLE                   468600        0        0
Bright Horizons Family         COMMON           109195107     1837    77500 SH       SOLE                    77500        0        0
Cal Dive International, Inc.   COMMON           127914109    12921   509200 SH       SOLE                   509200        0        0
Centillium Communications      COMMON           152319109     6823   279200 SH       SOLE                   279200        0        0
Ciphergen Biosystems, Inc.     COMMON           17252Y104     1193   268750 SH       SOLE                   268750        0        0
Coventry Health Care, Inc.     COMMON           222862104      827    49939 SH       SOLE                    49939        0        0
Cubist Pharmaceuticals, Inc.   COMMON           229678107     7531   307400 SH       SOLE                   307400        0        0
Dianon Systems, Inc.           COMMON           252826102    16195   542100 SH       SOLE                   542100        0        0
Edison Schools, Inc.           COMMON           281033100    18012   889500 SH       SOLE                   889500        0        0
Evergreen Resources            COMMON           299900308    16202   428500 SH       SOLE                   428500        0        0
First Horizon Pharmaceutical C COMMON           32051K106     8947   428600 SH       SOLE                   428600        0        0
Genencor International Inc.    COMMON           368709101     1731   172000 SH       SOLE                   172000        0        0
Grey Wolf, Inc.                COMMON           397888108    20144  3099000 SH       SOLE                  3099000        0        0
Gulf Island Fabrication, Inc.  COMMON           402307102     8086   425600 SH       SOLE                   425600        0        0
Horizon Offshore, Inc.         COMMON           44043J105    20330   821400 SH       SOLE                   821400        0        0
I-Many, Inc.                   COMMON           44973q103     8050   707700 SH       SOLE                   707700        0        0
InterCept Group, Inc.          COMMON           45845L107    15452   603000 SH       SOLE                   603000        0        0
Intranet Solutions             COMMON           460939309    16067   671200 SH       SOLE                   671200        0        0
LifePoint Hospitals            COMMON           53219L109    20267   566900 SH       SOLE                   566900        0        0
M.S. Carriers, Inc.            COMMON           553533100      919    30000 SH       SOLE                    30000        0        0
Manor Care Inc.                COMMON           564055101     1754    86000 SH       SOLE                    86000        0        0
Maverick Tube                  COMMON           577914104    21914  1063800 SH       SOLE                  1063800        0        0
Microsemi Corp.                COMMON           595137100    10690   381800 SH       SOLE                   381800        0        0
Netegrity, Inc.                COMMON           64110P107     5030   204250 SH       SOLE                   204250        0        0
OPNET Technologies, Inc.       COMMON           683757108     9722   617300 SH       SOLE                   617300        0        0
OTG Software                   COMMON           671059103     3923   620000 SH       SOLE                   620000        0        0
Praecis Pharmaceuticals        COMMON           739421105    11247   564100 SH       SOLE                   564100        0        0
Prima Energy                   COMMON           741901201    12061   397900 SH       SOLE                   397900        0        0
Priority Healthcare            COMMON           74264T102    18531   490900 SH       SOLE                   490900        0        0
Quanta Services, Inc.          COMMON           7.48E+106    16054   719250 SH       SOLE                   719250        0        0
Rehabcare Group                COMMON           759148109    27987   679300 SH       SOLE                   679300        0        0
SkillSoft Corporation          COMMON           83066P101     1697    72000 SH       SOLE                    72000        0        0
Superior Consultants           COMMON           868146101       89    29200 SH       SOLE                    29200        0        0
Swift Transportation           COMMON           870756103     4903   265000 SH       SOLE                   265000        0        0
TALX Corporation               COMMON           874918105     7572   306700 SH       SOLE                   306700        0        0
Tom Brown                      COMMON           115660201    10910   330600 SH       SOLE                   330600        0        0
TriZetto Group, Inc.           COMMON           896882107    12711   912000 SH       SOLE                   912000        0        0
Waste Connections Inc.         COMMON           941053100    18060   626800 SH       SOLE                   626800        0        0
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